Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	5,000,000,000	5,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	21,950,000	18,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	21,950,000	18,000,000

[1]	The share and per share information are presented on a retrospective basis to reflect the Reorganization and Share Surrender (collectively “Recapitalization”) completed on June 5, 2025 and September 5, 2025, respectively. (Note 1 (b))